Investment Strategy - Voya Growth and Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that the Portfolio believes have potential for growth, income, or both. For purposes of this 80% policy, growth means investments that are expected to generate capital appreciation. For purposes of this 80% policy, income means investments or instruments of any kind that are expected to produce income, including, without limitation, those that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Portfolio. The sub-adviser (the “Sub-Adviser”) may invest principally in common stock and securities convertible into common stock having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends, or may acquire securities having a mix of these characteristics. The Portfolio may invest in derivative instruments including, but not limited to, put and call options. The Portfolio may also engage in option writing. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset. The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). In managing the Portfolio, the Sub-Adviser emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-capitalization companies and up to 25% of its total assets in stocks of foreign (non-U.S.) issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (e.g., price-to-earnings ratios, growth rates, and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price. In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.